OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 5:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2020	2019

Prepaid expenses	$38	$113
Income receivable	442	257
Others	89	258

	$569	$628